Key management compensation and related party transactions (Tables)	12 Months Ended
Oct. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of key management compensation [Table Text Block]
	2022	2021	2020
Professional, other fees, and salaries	$133,517	$107,201	$17,517
Stock-based compensation	-	227,500	-
	$133,517	$334,701	$17,517